Accounts Receivables, net	12 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Accounts Receivable, net

5. Accounts Receivable, net

	As of June 30,
	2026	2025
	US$	US$
Less than 6 months	2,913,286	3,030,000
More than 6 months but less than 1 year	-	-
More than 1 year	28,500	378,626
	2,941,786	3,408,626
Allowance for credit losses	(28,500)	(189,313)

Total	2,913,286	3,219,313

The roll forward schedule of accounts receivable allowance is as follows:

Amount
US$

Balance as of June 30, 2023	-
Addition	-
Write off	-
Effect of exchange rate difference	-
Balance as of June 30, 2024	-
Addition	(190,786)
Write off	-
Effect of exchange rate difference	1,473
Balance as of June 30, 2025	(189,313)
Reversal	161,626
Write off	-
Effect of exchange rate difference	(813)
Balance as of June 30, 2026	(28,500)